EARNINGS / (LOSS) PER SHARE - Additional information (FY) (Details) - Vote		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 13, 2023	Aug. 31, 2021	Jun. 30, 2023	Dec. 31, 2022
Series A preferred shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share				1
Series B preferred shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share				1
Series B+ Preferred Shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share				1
Class A ordinary shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share	1	1	1
Class B ordinary shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share		10